SEGMENT INFORMATION (Schedule of Interest Income and Interest Expense by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest Income
Interest income earned	$ 3	$ 36	$ 464
Non-cash financial income	1,220	0	233
Interest Expense
Interest on finance leases	815	896	947
Interest on tax audit settlement (Note 6)	0	0	1,000
Cash interest on exchangeable notes	3,996	3,996	3,996
Non-cash interest on exchangeable notes (Note 25)	648	643	639
Loan origination costs	1,638	0	0
Non-cash financial expense	$ 0	$ 1,216	$ 0